Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 23,801	$ 18,256	$ 956
Investment securities available-for-sale:
Unrealized gains (losses) on investment securities available-for-sale, net of tax	7,925	(2,955)	6,048
Adjustment for (gains) losses on sale of investment securities, net of tax	(99)	0	9,148
Defined benefit pension plans:
Net gains arising during the year, net of tax	2,011	4,819	3,262
Amortization of net gains included in net periodic pension income, net of tax	(1,007)	(545)	(506)
Total other comprehensive income	8,830	1,319	17,952
Total comprehensive income	$ 32,631	$ 19,575	$ 18,908